Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of Share Capital [Abstract]
SHARE CAPITAL

NOTE 18: SHARE CAPITAL

	Authorized	Issued and outstanding at
	December 31, 2021	December 31, 2021	December 31, 2020
	Number of shares
Common shares of no par value	Unlimited	194,805,893	88,939,359

Details of the outstanding warrants are as follows:

	2021		2020
	Number of	Weighted average exercise	Number of	Weighted average exercise
	warrants	price (USD)	warrants	price (USD)
Outstanding, January 1,	6,052,918	$0.41	6,716,668	$0.44
Granted	40,332,368	3.36	336,250	0.40
Exercised	(26,957,489)	3.43	(1,000,000)	0.40
Outstanding, December 31,	19,427,797	$4.16	6,052,918	$0.41

Dominion Capital

As described in Note 14, in January 2021, Dominion Capital exercised their option to convert $5,000 of debt into 8,474,577 Common Shares.

In January and February 2021, Dominion Capital exercised all of their remaining outstanding warrants resulting in the issuance of 5,251,223 common shares for proceeds of approximately $1,500. The warrant exercises described above include the cashless exercise of 1,666,667 warrants resulting in the issuance of 1,501,222 common shares.

In addition to the loan modifications described in Note 14, a cashless exercise feature was authorized for the warrants issued in connection with Tranche #2 and Tranche #3, which resulted in these warrants being reclassified from equity to a warrant liability measured at fair value through profit or loss. The derecognition of warrants containing the authorized cashless exercise feature resulted in a non-cash loss on revaluation of warrants of $2,466 included in net financial expenses for the year ended December 31, 2021 (December 31, 2020: $3,876).

The Black Scholes model and the inputs below were used in determining the values of the warrants relating to Tranche #2 and Tranche #3, prior to their derecognition:

	Remeasurement on settlement of warrant liability
Exercise date	January 7, 2021	January 25, 2021	February 11, 2021
Dividend yield (%)	—	—	—
Expected share price volatility (%)	131%	138%	136%
Risk-free interest rate (%)	0.25%	0.25%	0.25%
Expected life of warrants (years)	0.92	0.42	0.71
Share price (CAD)	3.00	3.25	4.40
Exercise price (CAD)	0.51	0.39	0.51
Fair value of warrants (USD)	—	—	—
Quantity of warrants exercised	250,000	1,666,667	916,667

Private placements

In January, February and May 2021, the Company completed four private placements for total gross proceeds of $155,000,000 CAD in exchange for 40,187,121 Common Shares and 36,649,385 warrants to purchase Common Shares:

Closing Date	January 7, 2021		January 14, 2021		February 10, 2021		May 20, 2021
Gross proceeds (CAD)	20,000,000		20,000,000		40,000,000		75,000,000
Common shares issued	8,888,889		5,586,593		11,560,695		14,150,944
Warrants issued*	8,888,889		5,586,593		11,560,695		10,613,208
Warrant strike price	2.75	CAD	3.10	USD	3.01	USD	4.87	USD
Warrant life (years)	3		3.5		3.5		3
Commission paid	8%		8%		8%		8%
Broker warrants issued*	711,111		446,927		924,586		1,132,076
Broker warrant strike price	2.81	CAD	3.53	USD	3.39	USD	5.49	USD
Broker warrant life (years)	3		3.5		3.5		3

*	All warrants issued are for the purchase of one common share in the Company

In February 2021, 8,888,889 warrants and 615,111 of the 711,111 broker warrants related to the private placement that closed on January 7, 2021, were exercised resulting in the issuance of 9,504,000 common shares for proceeds of approximately $20,611 (26,172,000 CAD).

In March 2021, 5,027,933 warrants related to the private placement closed on January 14, 2021 were exercised resulting in the issuance of 5,027,933 common shares for proceeds of approximately $15,587. In addition, 800,000 of the 924,586 broker warrants issued in connection with the private placement on February 10, 2021 were exercised resulting in the issuance of 800,000 common shares for proceeds of $2,712.

In August 2021, 5,404,625 warrants related to the private placement closed on February 7, 2021, were exercised resulting in the issuance of 5,404,625 common shares for proceeds of approximately $16,268.

In total, 20,736,558 warrants relating to the private placements have been exercised resulting in the issuance of 20,736,558 common shares for proceeds of $55,178.

The warrants issued in connection with the private placement closed on January 7, 2021 had a strike price denominated in Canadian dollars, which is different from the Company’s functional currency of the U.S. dollar. As a result, fluctuations in the Canadian to U.S. dollar exchange rate could result in the Company receiving a variable amount of cash in its functional currency in exchange for the exercise of warrants and issuance of shares. The possibility of variation in the settlement price in the Company’s functional currency results in the warrants being classified as a liability that is measured at fair value through profit or loss. This accounting treatment does not apply to the broker warrants issued in Canadian dollars as warrants issued in exchange for goods or services are generally accounted for as equity with no remeasurement required.

The Black Scholes model and the inputs below were used in determining the values of the warrants prior to their derecognition which resulted in a non-cash loss on revaluation of warrants of $17,058 included in net financial expenses.

	Initial recognition	Remeasurement on settlement of warrant liability
Measurement date	January 7, 2021	February 16, 2021	February 22, 2021	February 26, 2021
Dividend yield (%)	—	—	—	—
Expected share price volatility (%)	132%	137%	141%	141%
Risk-free interest rate (%)	0.25%	0.25%	0.25%	0.25%
Expected life of warrants (years)	0.5	0.38	0.38	0.38
Share price (CAD)	2.50	4.67	6.55	5.45
Exercise price (CAD)	2.75	2.75	2.75	2.75
Fair value of warrants (USD)	0.65	1.88	3.24	2.44
Quantity of warrants exercised	8,888,889	888,889	5,000,000	3,000,000

Employee Stock Options

During the year ended December 31, 2021, employees, directors, consultants and former employees exercised stock options to acquire 6,073,585 common shares resulting in proceeds of approximately $6,177 being paid to the Company.

An additional 414,508 common shares were issued in connection with the business combination described in Note 4, and 1,771 other common shares were issued during the year ended December 31, 2021.

At-The-Market Equity Program

Bitfarms commenced an at-the-market equity program on August 16, 2021, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company, resulting in the Company receiving aggregate proceeds of up to $500,000. During the year ended December 31, 2021, the Company issued 23,922,928 common shares in exchange for gross proceeds of $150,296 at an average share price of approximately $6.28USD. The Company received net proceeds of $145,601 after paying commissions of $4,509 to the Company’s agent and $186 in other transaction costs.